Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.3%
Aristocrat Leisure Ltd. ........... 2,161 $ 80,281
BHP Group Ltd. ............... 5,808 200,041
Coles Group Ltd. .............. 887 13,105
Commonwealth Bank of Australia ... 307 31,781
Computershare Ltd. ............ 469 10,651
CSL Ltd. .................... 329 41,457
Evolution Mining Ltd. ........... 3,937 37,808
Fortescue Ltd. ................ 3,374 48,859
JB Hi-Fi Ltd. ................. 249 14,029
Macquarie Group Ltd. ........... 887 130,176
Mirvac Group
(a)
............... 3,266 4,536
Orica Ltd. ................... 3,291 58,627
QBE Insurance Group Ltd. ....... 372 5,099
REA Group Ltd. ............... 250 32,871
Regis Resources Ltd. ........... 1,952 10,174
Rio Tinto Ltd. ................ 131 13,648
Rio Tinto plc ................. 723 65,962
SEEK Ltd. .................. 1,905 27,669
Sonic Healthcare Ltd. ........... 440 7,036
South32 Ltd. ................. 4,044 12,811
Wesfarmers Ltd. .............. 980 56,533
Worley Ltd. .................. 4,507 41,922
945,076
Austria — 0.1%
Erste Group Bank AG
(b)
.......... 93 12,091
Belgium — 0.2%
UCB SA .................... 84 25,597
Chile — 0.4%
Antofagasta plc ............... 1,107 54,853
China — 0.3%
BOC Hong Kong Holdings Ltd. ..... 3,000 15,798
Prosus NV , Class N
(c)
........... 381 21,908
SITC International Holdings Co. Ltd. . 1,000 3,734
41,440
Denmark — 1.5%
Carlsberg A/S , Class B .......... 6 816
Danske Bank A/S .............. 11 560
Genmab A/S
(c)
................ 55 17,918
Novo Nordisk A/S , Class B ....... 1,610 95,601
Pandora A/S ................. 533 43,143
Tryg A/S .................... 535 13,002
Vestas Wind Systems A/S ........ 861 26,098
197,138
Finland — 1.1%
Kone OYJ , Class B ............ 893 64,175
Nokia OYJ .................. 2,579 16,611
Nordea Bank Abp ............. 2,289 44,225
Sampo OYJ , Class A ........... 1,320 14,721
139,732
France — 10.9%
Air Liquide SA ................ 154 28,839
Airbus SE ................... 58 13,279
AXA SA .................... 3,113 141,950
BNP Paribas SA .............. 1,148 124,136
Bureau Veritas SA ............. 879 28,297
Capgemini SE ................ 50 7,769
Cie de Saint-Gobain SA ......... 151 14,905
Credit Agricole SA ............. 2,314 50,113
Danone SA .................. 651 51,012
Security
Shares
Shares Value
France (continued)
Engie SA ................... 1,176 $ 35,111
EssilorLuxottica SA ............ 49 14,979
Hermes International SCA ........ 28 67,368
Ipsen SA ................... 218 35,614
Klepierre SA ................. 608 23,422
Legrand SA ................. 170 27,142
L'Oreal SA .................. 244 112,103
LVMH Moet Hennessy Louis Vuitton SE 153 98,747
Publicis Groupe SA ............ 322 32,183
Safran SA ................... 446 159,352
Sanofi SA ................... 1,249 117,810
Schneider Electric SE ........... 172 49,313
Societe Generale SA ........... 344 30,145
Thales SA ................... 153 46,837
TotalEnergies SE .............. 738 53,674
Veolia Environnement SA ........ 394 14,778
Vinci SA .................... 241 34,652
1,413,530
Germany — 9.2%
adidas AG .................. 24 4,255
Allianz SE (Registered) .......... 431 189,779
Commerzbank AG ............. 653 26,841
Continental AG ............... 250 19,672
Deutsche Bank AG (Registered) .... 1,911 75,410
Deutsche Post AG ............. 836 46,756
Deutsche Telekom AG (Registered) . 4,140 138,931
GEA Group AG ............... 497 35,537
Henkel AG & Co. KGaA ......... 60 4,953
Mercedes-Benz Group AG ........ 1,017 69,506
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 91 55,153
Nemetschek SE ............... 141 12,320
Rational AG ................. 27 21,636
Rheinmetall AG ............... 27 57,209
SAP SE .................... 698 139,438
Scout24 SE
(d) (e)
............... 103 10,255
Siemens AG (Registered) ........ 545 164,770
Siemens Energy AG
(c)
........... 515 87,746
Siemens Healthineers AG
(d) (e)
...... 18 899
Vonovia SE .................. 892 26,117
1,187,183
Hong Kong — 1.8%
AIA Group Ltd. ............... 14,800 170,755
Hong Kong Exchanges & Clearing Ltd. 200 11,026
Link REIT ................... 3,100 14,253
Techtronic Industries Co. Ltd. ...... 2,500 34,129
230,163
Ireland — 0.0%
Kerry Group plc , Class A ......... 47 4,178
Israel — 0.9%
Bank Hapoalim BM ............ 1,121 27,713
Bank Leumi Le-Israel BM ........ 878 21,106
Elbit Systems Ltd. ............. 8 5,658
Israel Discount Bank Ltd. , Class A .. 714 8,412
Mizrahi Tefahot Bank Ltd. ........ 373 29,179
Nice Ltd.
(c)
.................. 210 22,213
Nova Ltd.
(c)
.................. 13 6,346
120,627
Italy — 2.7%
A2A SpA ................... 3,109 9,379
Banca Mediolanum SpA ......... 41 962
Coca-Cola HBC AG ............ 213 11,568

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy (continued)
Enel SpA ................... 5,971 $ 65,971
Eni SpA .................... 3,522 71,987
Infrastrutture Wireless Italiane SpA
(d) (e)
714 6,312
Intesa Sanpaolo SpA ........... 8,602 60,897
Leonardo SpA ................ 209 13,967
Poste Italiane SpA
(d) (e)
........... 257 6,769
Recordati Industria Chimica e
Farmaceutica SpA ........... 96 5,289
Snam SpA .................. 2,491 17,120
Terna - Rete Elettrica Nazionale .... 462 5,006
UniCredit SpA ................ 830 72,331
347,558
Ivory Coast — 0.0%
Endeavour Mining plc ........... 59 3,358
Japan — 22.3%
Advantest Corp. ............... 600 99,232
Ajinomoto Co., Inc. ............. 800 18,301
Amada Co. Ltd. ............... 1,300 16,654
Astellas Pharma, Inc. ........... 4,000 55,640
Canon, Inc. .................. 300 9,132
CyberAgent, Inc. .............. 2,500 22,680
Dai-ichi Life Holdings, Inc. ........ 2,100 18,468
Daiichi Sankyo Co. Ltd. .......... 2,700 49,463
Daikin Industries Ltd. ........... 100 11,983
Daiwa House Industry Co. Ltd. ..... 2,600 88,593
Daiwa Securities Group, Inc. ...... 1,900 18,514
Denso Corp. ................. 3,100 43,012
Dentsu Group, Inc.
(c)
............ 500 9,706
DMG Mori Co. Ltd. ............. 1,100 19,413
Eisai Co. Ltd. ................ 100 2,788
ENEOS Holdings, Inc. .......... 7,000 59,163
FANUC Corp. ................ 500 20,077
Fast Retailing Co. Ltd. .......... 100 38,153
Fujitsu Ltd. .................. 3,000 83,357
Hitachi Ltd. .................. 4,600 159,621
Japan Exchange Group, Inc. ...... 100 1,091
Japan Post Bank Co. Ltd. ........ 1,100 19,544
Japan Post Holdings Co. Ltd. ...... 1,100 13,236
Japan Post Insurance Co. Ltd. ..... 100 3,097
Kao Corp. ................... 400 16,001
Keyence Corp. ............... 100 36,686
Kirin Holdings Co. Ltd. .......... 1,200 18,657
LY Corp. .................... 5,900 15,107
Mitsubishi Corp. ............... 3,000 79,699
Mitsubishi HC Capital, Inc. ........ 300 2,618
Mitsubishi Heavy Industries Ltd. .... 1,800 52,999
Mitsubishi UFJ Financial Group, Inc. . 6,800 123,151
Mitsui & Co. Ltd. .............. 3,200 104,528
Mitsui Fudosan Co. Ltd. ......... 5,700 65,361
Mizuho Financial Group, Inc. ...... 1,500 65,127
MS&AD Insurance Group Holdings, Inc. 600 15,287
Murata Manufacturing Co. Ltd. ..... 4,900 99,546
NEC Corp. .................. 1,200 40,680
Nidec Corp. ................. 200 2,861
Nintendo Co. Ltd. .............. 600 37,155
Nitto Denko Corp. ............. 100 2,222
Nomura Holdings, Inc. .......... 5,800 52,562
Nomura Real Estate Holdings, Inc. .. 2,500 16,613
Nomura Research Institute Ltd. .... 300 9,126
Obayashi Corp. ............... 1,800 40,632
Ono Pharmaceutical Co. Ltd. ...... 3,300 49,165
ORIX Corp. .................. 1,500 45,713
Otsuka Holdings Co. Ltd. ........ 500 29,934
Pan Pacific International Holdings Corp. 6,200 36,707
Security
Shares
Shares Value
Japan (continued)
Panasonic Holdings Corp. ........ 800 $ 10,969
Recruit Holdings Co. Ltd. ........ 800 42,139
Resona Holdings, Inc. .......... 1,800 20,988
Shimizu Corp. ................ 1,400 24,862
SoftBank Corp. ............... 26,100 35,477
SoftBank Group Corp. .......... 1,800 49,153
Sompo Holdings, Inc. ........... 600 20,691
Sony Group Corp. ............. 7,900 174,178
Sumitomo Chemical Co. Ltd. ...... 10,500 31,942
Sumitomo Mitsui Financial Group, Inc. 2,200 77,419
Sumitomo Mitsui Trust Group, Inc. .. 1,600 53,438
Suzuki Motor Corp. ............ 1,700 23,180
Sysmex Corp. ................ 3,300 31,225
T&D Holdings, Inc. ............. 300 7,410
Taisei Corp. ................. 100 9,975
TDK Corp. .................. 1,800 23,226
Terumo Corp. ................ 3,100 40,552
Tokio Marine Holdings, Inc. ....... 1,100 41,000
Tokyo Electron Ltd. ............ 400 106,584
Toyota Motor Corp. ............ 3,700 83,862
Trend Micro, Inc.
(c)
............. 100 3,923
Unicharm Corp. ............... 3,100 18,817
Yakult Honsha Co. Ltd. .......... 500 8,080
2,878,145
Macau — 0.1%
Sands China Ltd. .............. 3,200 6,945
Netherlands — 5.9%
Adyen NV
(c) (d) (e)
............... 11 16,311
Argenx SE
(c)
................. 29 24,388
ASM International NV ........... 35 29,394
ASML Holding NV ............. 296 424,436
ASR Nederland NV ............ 516 37,478
Euronext NV
(d) (e)
............... 45 6,303
Heineken Holding NV ........... 465 34,563
Heineken NV ................ 670 55,308
ING Groep NV ................ 1,408 41,523
Koninklijke KPN NV ............ 730 3,575
Koninklijke Philips NV ........... 645 18,522
NN Group NV ................ 170 13,476
Wolters Kluwer NV ............. 669 62,821
768,098
New Zealand — 0.2%
Contact Energy Ltd. ............ 1,072 6,042
Fisher & Paykel Healthcare Corp. Ltd. 754 17,614
23,656
Norway — 0.5%
Aker BP ASA ................. 634 18,664
DNB Bank ASA ............... 831 23,828
Mowi ASA ................... 47 1,083
Orkla ASA ................... 1,441 17,145
Var Energi ASA ............... 1,833 6,702
67,422
Portugal — 0.4%
EDP SA .................... 8,362 42,758
Galp Energia SGPS SA , Class B ... 246 4,895
47,653
Singapore — 1.1%
DBS Group Holdings Ltd. ........ 2,200 102,261
Genting Singapore Ltd. .......... 1,100 635
Oversea-Chinese Banking Corp. Ltd. 1,900 31,710
Singapore Telecommunications Ltd. . 1,300 4,692

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
United Overseas Bank Ltd. ....... 100 $ 3,014
142,312
Spain — 4.5%
ACS Actividades de Construccion y
Servicios SA ............... 492 55,201
Amadeus IT Group SA .......... 235 15,756
Banco Bilbao Vizcaya Argentaria SA . 2,906 73,765
Banco Santander SA ........... 14,449 184,486
Enagas SA .................. 505 8,312
Iberdrola SA
(c)
................ 83 1,866
Iberdrola SA ................. 6,092 136,965
Naturgy Energy Group SA ........ 1,301 40,836
Repsol SA .................. 2,347 46,238
Telefonica SA ................ 4,773 19,322
582,747
Sweden — 2.7%
AddTech AB , Class B ........... 60 1,948
Assa Abloy AB , Class B ......... 820 33,156
Epiroc AB , Class B ............. 48 1,197
Evolution AB
(d) (e)
............... 45 2,923
Hexagon AB , Class B ........... 308 3,473
Industrivarden AB , Class A ....... 89 4,449
Indutrade AB ................. 39 916
Sandvik AB .................. 2,998 118,380
Securitas AB , Class B ........... 323 5,341
Skanska AB , Class B ........... 1,713 52,028
SKF AB , Class B .............. 109 2,850
Svenska Handelsbanken AB , Class A 49 772
Swedbank AB , Class A .......... 678 26,361
Swedish Orphan Biovitrum AB
(c)
.... 28 1,063
Tele2 AB , Class B ............. 3,390 62,371
Telefonaktiebolaget LM Ericsson , Class
B ...................... 2,617 28,343
Telia Co. AB ................. 1,474 6,734
352,305
Switzerland — 4.3%
ABB Ltd. (Registered) ........... 2,165 186,402
Accelleron Industries AG ......... 16 1,533
Chocoladefabriken Lindt & Spruengli
AG ..................... 1 14,371
DSM-Firmenich AG ............ 652 51,413
Flughafen Zurich AG (Registered) ... 112 34,785
Julius Baer Group Ltd. .......... 14 1,169
Logitech International SA (Registered) 368 31,704
Schindler Holding AG ........... 43 16,591
SGS SA (Registered) ........... 82 9,869
Sonova Holding AG (Registered) ... 121 33,116
UBS Group AG (Registered) ...... 2,434 115,166
Zurich Insurance Group AG ....... 82 58,337
554,456
United Kingdom — 11.7%
3i Group plc ................. 29 1,332
Admiral Group plc ............. 192 7,226
Anglo American plc ............ 602 27,913
AstraZeneca plc .............. 978 182,215
Autotrader Group plc
(d) (e)
......... 1,831 13,497
Aviva plc ................... 950 8,282
BAE Systems plc .............. 3,134 85,078
Barclays plc ................. 23,695 158,142
British Land Co. plc (The) ........ 437 2,493
CK Hutchison Holdings Ltd. ....... 500 4,032
Compass Group plc ............ 1,861 55,803
Convatec Group plc
(d) (e)
.......... 1,941 6,123
Security
Shares
Shares Value
United Kingdom (continued)
Diageo plc .................. 524 $ 12,057
Entain plc ................... 56 465
Halma plc ................... 193 9,374
HSBC Holdings plc ............ 10,131 178,720
IG Group Holdings plc .......... 1,045 19,387
Informa plc .................. 2,411 29,095
InterContinental Hotels Group plc ... 308 41,611
Intertek Group plc ............. 822 50,428
J Sainsbury plc ............... 5,906 25,878
Johnson Matthey plc ........... 116 3,751
Kingfisher plc ................ 334 1,539
Lloyds Banking Group plc ........ 13,827 20,647
London Stock Exchange Group plc .. 445 49,636
NatWest Group plc ............. 4,739 43,195
RELX plc ................... 411 14,571
Rightmove plc ................ 256 1,733
Rolls-Royce Holdings plc ........ 8,359 139,737
Sage Group plc (The) ........... 2,419 31,721
Smith & Nephew plc ............ 409 6,971
Smiths Group plc .............. 1,795 61,644
Standard Chartered plc .......... 1,157 29,603
Taylor Wimpey plc ............. 34 50
Tesco plc ................... 6,767 39,376
Unilever plc .................. 690 46,967
Vodafone Group plc ............ 68,663 101,122
1,511,414
United States — 7.1%
BP plc ..................... 4,442 28,165
Experian plc ................. 1,797 68,061
GSK plc .................... 2,091 54,077
Holcim AG .................. 377 38,857
Nestle SA (Registered) .......... 1,641 156,595
Novartis AG (Registered) ........ 1,195 177,302
QIAGEN NV ................. 107 5,673
Roche Holding AG ............. 501 228,231
Shell plc .................... 3,999 153,719
910,680
Total Common Stocks — 97.2%
(Cost: $ 9,209,150 ) .............................. 12,568,357
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA (Preference) 324 28,464
Porsche Automobil Holding SE
(Preference) ............... 734 31,405
59,869
Total Preferred Securities — 0.4%
(Cost: $ 53,387 ) ................................ 59,869

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y
Servicios SA ( Expires 02/03/26 )
(c)
. 492 $ 271
Total Rights — 0.0%
(Cost: $ 259 ) ................................... 271
Total Long-Term Investments — 97 .6%
(Cost: $ 9,262,796 ) .............................. 12,628,497
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(h)
....... 2,069 $ 2,069
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.57% ...... 292,772 292,772
Total Short-Term Securities — 2 .3%
(Cost: $ 294,841 ) ................................ 294,841
Total Investments — 99.9%
(Cost: $ 9,557,637 ) .............................. 12,923,338
Other Assets Less Liabilities — 0.1% ................... 8,294
Net Assets — 100.0% .............................. $ 12,931,632
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,069
(a)
$ — $ — $ — $ 2,069 2,069 $ 1
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 472,425 — (179,653)
(a)
— — 292,772 292,772 11,151 —
$ — $ — $ 294,841 $ 11,152 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 1 03/20/26 $ 152 $ 7,761
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 945,076 $ — $ 945,076
Austria .............................................. — 12,091 — 12,091
Belgium ............................................. — 25,597 — 25,597
Chile ............................................... — 54,853 — 54,853
China ............................................... — 41,440 — 41,440
Denmark ............................................. — 197,138 — 197,138
Finland .............................................. — 139,732 — 139,732
France .............................................. — 1,413,530 — 1,413,530
Germany ............................................ — 1,187,183 — 1,187,183
Hong Kong ........................................... — 230,163 — 230,163
Ireland .............................................. — 4,178 — 4,178
Israel ............................................... — 120,627 — 120,627
Italy ................................................ — 347,558 — 347,558
Ivory Coast ........................................... — 3,358 — 3,358
Japan ............................................... 18,817 2,859,328 — 2,878,145
Macau .............................................. — 6,945 — 6,945
Netherlands ........................................... — 768,098 — 768,098
New Zealand .......................................... — 23,656 — 23,656
Norway .............................................. — 67,422 — 67,422
Portugal ............................................. — 47,653 — 47,653
Singapore ............................................ — 142,312 — 142,312
Spain ............................................... 49,148 533,599 — 582,747
Sweden ............................................. — 352,305 — 352,305
Switzerland ........................................... — 554,456 — 554,456
United Kingdom ........................................ — 1,511,414 — 1,511,414

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 910,680 $ — $ 910,680
Preferred Securities ....................................... — 59,869 — 59,869
Rights ................................................ 271 — — 271
Short-Term Securities
Money Market Funds ...................................... 294,841 — — 294,841
$ 363,077 $ 12,560,261 $ — $ 12,923,338
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,761 $ — $ — $ 7,761
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)